Receivables (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Receivables (Details) [Line Items]
Allowance for doubtful accounts description	As of December 31, 2021, accounts receivable consists of customer receivables, net a $11,500 allowance for doubtful accounts ($102,308) and GST receivable ($32,809).
Accounts receivable	$ 373,202
Subscription receivable	$ (69,284)
Accounts receivable description	The factor advances funds to the Company at 90% of accounts receivable factored. The outstanding balance bears a daily interest rate of 0.05%. As of December 31, 2020, 100% of the monies owed were collected by the Company and the factoring agent under the terms of the Factor Agreement. The Company expensed the fees and interest charged by the factoring agent as a loss on factoring within its financial statements, which totaled $38,727 during the twelve-month period ended December 31, 2020.
GST [Member]
Receivables (Details) [Line Items]
Accounts receivable	$ 22,386